PATENTS AND TRADEMARKS (Details - Patents and trademarks) - Patents [Member] - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Patents	$ 395,472	$ 326,145
Accumulated Amortization	(266,332)	(256,412)
Patent, net	$ 129,140	$ 69,733